3. Loans, Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Past due loans
Loans 30-89 Days Past Due	$ 11,297	$ 13,113
Loans 90 or More Days Past Due	471	1,721
Total Past Due Loans	11,768	14,834
Total Current Loans	712,043	674,257
Total loans	723,811	689,091	$ 651,891	$ 620,960
Accruing Loans 90 or More Days Past Due	0	17
Construction and land development
Past due loans
Loans 30-89 Days Past Due	0	330
Loans 90 or More Days Past Due	10	17
Total Past Due Loans	10	347
Total Current Loans	61,739	65,444
Total loans	61,749	65,791
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	4,890	2,822
Loans 90 or More Days Past Due	80	1,385
Total Past Due Loans	4,970	4,207
Total Current Loans	235,730	216,483
Total loans	240,700	220,690
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	5,250	7,021
Loans 90 or More Days Past Due	249	114
Total Past Due Loans	5,499	7,135
Total Current Loans	34,690	36,598
Total loans	40,189	43,733
Accruing Loans 90 or More Days Past Due	0	0
Commercial
Past due loans
Loans 30-89 Days Past Due	342	2,619
Loans 90 or More Days Past Due	126	157
Total Past Due Loans	468	2,776
Total Current Loans	247,053	225,750
Total loans	247,521	228,526
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	471	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	471	0
Total Current Loans	20,576	18,080
Total loans	21,047	18,080
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	10,953	12,792
Loans 90 or More Days Past Due	465	1,673
Total Past Due Loans	11,418	14,465
Total Current Loans	599,788	562,355
Total loans	611,206	576,820
Accruing Loans 90 or More Days Past Due	0	0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	273	185
Loans 90 or More Days Past Due	0	40
Total Past Due Loans	273	225
Total Current Loans	87,323	90,785
Total loans	87,596	91,010
Accruing Loans 90 or More Days Past Due	0	17
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	0	3
Total loans	0	3
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	68	136
Loans 90 or More Days Past Due	6	8
Total Past Due Loans	74	144
Total Current Loans	9,758	9,883
Total loans	9,832	10,027
Accruing Loans 90 or More Days Past Due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	3	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	3	0
Total Current Loans	15,174	11,231
Total loans	15,177	11,231
Accruing Loans 90 or More Days Past Due	$ 0	$ 0